Deferred income tax assets and liabilities and income tax expense - Schedule of Reconciliation of Income Taxes (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit before income tax		$ 1,004,671	$ 590,827	$ 545,359
Mexican statutory income tax rate		30.00%	30.00%	30.00%
Income tax at the Mexican statutory tax rate pursuant to effective tax regulations		$ (301,401)	$ (177,248)	$ (163,608)
Items that adjust income tax (expense) / benefit:
Nondeductible expenses		(13,749)	(12,797)	(13,328)
Inflation adjustment	[1]	(206,404)	(236,920)	(146,077)
Effect on the measurement of monetary and nonmonetary items at functional currency		196,301	372,379	196,841
Unrecognized tax losses and other assets		(39,432)	(20,047)	(7,156)
Effect related to tax losses			12,197
Application of tax credits		(15,736)	(14,818)	16,077
Effect on the gain from Business Combination	[2]	171,686
Effect related to the difference in tax rate other than Mexican statutory rate		(58,133)	(32,902)	(34,317)
Income (loss) from investments in associates		(1,893)
Other		(16,847)	(3,150)	3,164
Income tax (expense)		$ (285,608)	$ (113,306)	$ (148,404)

[1]	See Note 30.2.
[2]	See Note 1.2.2 and 32.